Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Cash and Cash Equivalents [Abstract]
Cash in banks and on hand		$ 133	$ 1,413
Bank deposits with original maturities of three months or less	[1]	1,268	681
Cash and cash equivalents		$ 1,401	$ 2,094	$ 2,969	$ 3,631

[1]	Deposits with maturity of less than three months, which in 2023 bear an interest of 4.41%-5.1% per annum (in 2022: 4.5%).